SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)			3 Months Ended		9 Months Ended				12 Months Ended
		Aug. 16, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026		Mar. 31, 2025		Jun. 30, 2025		Jun. 30, 2024
Related Party Transaction [Line Items]
Creative and technical services fee paid
Rental income				$ 4,100			38,200		$ 38,200		$ 68,200
Forgiveness of debts			$ 162,266		162,266
Borneo Eco Food Sdn Bhd [Member]
Related Party Transaction [Line Items]
Sale of property	[1]										4,071
SB Resorts Sdn Bhd [Member]
Related Party Transaction [Line Items]
Sale of property	[2]										25,441
Rental expense paid	[2]								3,431		1,918
Rental income	[3]						2,724
Mr Jack Wong [Member]
Related Party Transaction [Line Items]
Sale of property						[4]	857,500	[4]	857,500	[5]		[5]
Rental income	[5]								30,000		60,000
Rental income	[4]						30,000
Warisan Khidmat Sdn Bhd [Member]
Related Party Transaction [Line Items]
Creative and technical services fee paid	[6]										17,905
Borneo Oil Corporation Sdn [Member]
Related Party Transaction [Line Items]
Interest expense paid						[3]	1,738	[3]	1,738	[7]	13,536	[7]
Settlement of debts by issuance of company’s common stock		$ 675,888							$ 675,888	[2]		[2]
Mr Teo Zye Keun [Member]
Related Party Transaction [Line Items]
Creative and technical services fee paid	[8]				34,458
Makin Teguh Sdn Bhd [Member]
Related Party Transaction [Line Items]
Forgiveness of debts	[3]				19,379
J. Ambrose & Partners [Member]
Related Party Transaction [Line Items]
Forgiveness of debts	[3]				$ 11,219

[1]	Borneo Oil Berhad (“BOB”) is ultimate holding company of Borneo Eco Food Sdn. Bhd., and held 13.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025.
[2]	SB Resorts Sdn Bhd and Borneo Oil Corporation Sdn Bhd (“BOC”) are wholly owned subsidiaries of Borneo Oil Berhad (“BOB”) (holding 13.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025).
[3]	Related Party Ownership:
[4]	Related Party Transaction – Property Sale:
[5]	Mr. Jack Wong is the Chief Executive Officer of the Company effective October 1, 2022. By Waiver and Consent of Shareholders, Mr. Jack Wong was re-elected Director of the Company, effective March 30, 2024. This represents sale of the property located at 1138 Wildhorse Parkway Drive, Chesterfield, Missouri 63005 owned by VRI, for a current market value of $857,500. A gain on disposal of $161,156 was recognized as a result of this transaction.
[6]	Warisan Khidmat Sdn. Bhd. is a company whose shareholdings is entirely held by a Director of Verde Malaysia.
[7]	On August 16, 2024, BOC and the Company entered into an arrangement to settle the debt of $675,888 owing to BOC by way of the issuance of 9,655,542 shares of the Company’s Common Stock. The settlement was deemed to be a capital transaction which represented a distribution to an equity holder and therefore was not charged in earnings. Refer Note 13 for further details regarding this transaction.
[8]	Related Party – Director Relationship: